Prepayments and Other Assets (Details) - Schedule of prepayments and other assets - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Prepayments and Other Assets [Abstract]
Prepayments to suppliers and others	$ 272,129	$ 176,978
Total prepayments and other assets	$ 272,129	$ 176,978